Label	Element	Value
T. Rowe Price Global Real Estate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

In the Summary Prospectus and Section 1 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, the fund invests in at least five countries and at least 40% of its net assets are invested in real estate companies outside the U.S. (at least 30% of its net assets are invested in real estate companies outside the U.S. if foreign market conditions are not favorable).

Effective August 1, 2024, this sentence is replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In Section 2 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, the fund invests in at least five countries and at least 40% of its net assets are invested in real estate companies outside the U.S. (at least 30% of its net assets are invested in real estate companies outside the U.S. if foreign market conditions are not favorable). For purposes of determining whether the fund invests at least 40% (at least 30% if market conditions are not favorable) of its net assets in companies outside the U.S., the fund uses a country assigned to a security by MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated third-party data provider.

Effective August 1, 2024, these sentences are replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. For purposes of determining whether the fund invests in a U.S. or foreign issuer, the fund relies on the country assigned to a security by MSCI, Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider.